Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
October 31, 2023
T04-NPRT1-1223
1.9584809.109

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 25.1%
Diversified Banks – 18.4%
Bank of America Corp.	1,752,299	$ 46,155,556
Citigroup, Inc.	476,142	18,802,848
Comerica, Inc.	32,029	1,261,943
Fifth Third Bancorp	167,089	3,961,680
First Citizens BancShares, Inc. Class A	2,645	3,652,057
JPMorgan Chase & Co.	714,825	99,403,564
KeyCorp	230,451	2,355,209
PNC Financial Services Group, Inc.	97,575	11,169,410
U.S. Bancorp	373,642	11,911,707
Wells Fargo & Co.	896,257	35,644,141
		234,318,115
Regional Banks – 6.7%
1st Source Corp.	4,614	210,491
Amalgamated Financial Corp.	4,193	76,480
Amerant Bancorp, Inc.	5,951	108,487
Ameris Bancorp	15,865	591,764
Arrow Financial Corp.	4,967	105,847
Associated Banc-Corp.	38,596	625,641
Atlantic Union Bankshares Corp.	18,652	537,364
Axos Financial, Inc. (a)	12,771	460,139
Banc of California, Inc.	12,883	144,419
Bancfirst Corp.	5,162	418,690
Bancorp, Inc. (a)	12,805	456,498
Bank First Corp.	2,072	163,626
Bank of Hawaii Corp.	9,579	473,107
Bank of Marin Bancorp	4,085	68,628
Bank OZK	26,537	950,290
BankUnited, Inc.	17,947	391,424
Banner Corp.	8,650	365,116
Bar Harbor Bankshares	4,065	101,706
Berkshire Hills Bancorp, Inc.	10,580	207,474
BOK Financial Corp.	7,346	481,310
Brookline Bancorp, Inc.	21,251	172,983
Business First Bancshares, Inc.	6,001	117,260
Byline Bancorp, Inc.	6,197	117,557
Cadence Bank	44,115	934,356
Cambridge Bancorp	1,973	105,970
Camden National Corp.	3,971	115,794
Capital City Bank Group, Inc.	3,213	91,795
Capitol Federal Financial, Inc.	33,321	173,269
Cathay General Bancorp	18,048	612,008
Central Pacific Financial Corp.	5,914	93,323
Citizens Financial Group, Inc.	118,972	2,787,514
City Holding Co.	3,499	317,639
Coastal Financial Corp. (a)	2,355	87,535
Columbia Banking System, Inc.	51,515	1,013,300
Columbia Financial, Inc. (a)	7,119	114,616
Commerce Bancshares, Inc.	28,698	1,258,694
Community Bank System, Inc.	13,007	519,630

	Shares	Value

Community Trust Bancorp, Inc.	4,239	$ 159,217
ConnectOne Bancorp, Inc.	9,018	146,903
CrossFirst Bankshares, Inc. (a)	10,632	112,487
Cullen/Frost Bankers, Inc.	14,919	1,357,480
Customers Bancorp, Inc. (a)	7,234	290,879
CVB Financial Corp.	34,497	538,843
Dime Community Bancshares, Inc.	8,857	162,880
Eagle Bancorp, Inc.	7,653	149,080
East West Bancorp, Inc.	34,608	1,855,681
Eastern Bankshares, Inc.	39,291	432,594
Enterprise Financial Services Corp.	9,132	317,520
Equity Bancshares, Inc. Class A	3,673	88,887
Farmers National Banc Corp.	9,903	111,805
FB Financial Corp.	8,000	234,960
First Bancorp	9,847	285,760
First BanCorp	43,484	580,511
First Bancshares, Inc.	6,618	160,288
First Busey Corp.	13,614	270,374
First Commonwealth Financial Corp.	25,003	304,537
First Community Bankshares, Inc.	4,143	135,269
First Financial Bancorp	23,355	432,067
First Financial Bankshares, Inc.	32,580	783,549
First Financial Corp.	3,862	132,891
First Foundation, Inc.	12,784	58,039
First Hawaiian, Inc.	31,983	573,455
First Horizon Corp.	129,414	1,391,200
First Interstate Bancsystem, Inc. Class A	21,851	504,103
First Merchants Corp.	14,787	403,833
First Mid Bancshares, Inc.	5,316	145,233
Five Star Bancorp	2,924	56,930
Flushing Financial Corp.	7,332	90,477
FNB Corp.	89,791	959,866
Fulton Financial Corp.	42,130	547,269
German American Bancorp, Inc.	7,858	214,759
Glacier Bancorp, Inc.	26,908	812,353
Great Southern Bancorp, Inc.	2,512	124,897
Greene County Bancorp, Inc.	1,422	33,701
Hancock Whitney Corp.	20,582	708,638
Hanmi Financial Corp.	5,332	78,274
Harborone Bancorp, Inc.	11,480	112,963
HBT Financial, Inc.	3,640	65,520
Heartland Financial USA, Inc.	9,590	262,766
Heritage Commerce Corp.	17,088	139,780
Heritage Financial Corp.	8,887	144,591
Hilltop Holdings, Inc.	12,034	332,379
Hingham Institution For Savings The	400	59,432
Home BancShares, Inc.	47,174	964,708
Hope Bancorp, Inc.	32,600	285,576
Horizon Bancorp, Inc.	11,523	109,353
Huntington Bancshares, Inc.	353,638	3,412,607

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	11,102	$ 541,778
Independent Bank Corp.	6,009	119,880
Independent Bank Group, Inc.	8,665	306,308
International Bancshares Corp.	13,794	604,591
Kearny Financial Corp.	16,360	113,538
Lakeland Bancorp, Inc.	14,703	165,850
Lakeland Financial Corp.	6,265	308,551
Live Oak Bancshares, Inc.	7,954	229,473
Luther Burbank Corp.	7,145	58,160
M&T Bank Corp.	40,533	4,570,096
Mercantile Bank Corp.	4,157	136,932
Metrocity Bankshares, Inc.	5,234	104,889
Metropolitan Bank Holding Corp. (a)	2,347	76,066
Mid Penn Bancorp, Inc.	3,673	70,007
Midland States Bancorp, Inc.	6,619	144,427
MidWestOne Financial Group, Inc.	4,168	83,027
National Bank Holdings Corp. Class A	7,042	219,570
NBT Bancorp, Inc.	10,587	354,347
New York Community Bancorp, Inc.	178,028	1,687,705
Nicolet Bankshares, Inc.	3,080	224,286
Northfield Bancorp, Inc.	10,600	91,160
Northwest Bancshares, Inc.	31,074	323,791
OceanFirst Financial Corp.	14,638	185,317
OFG Bancorp	11,405	337,816
Old National Bancorp	71,834	984,126
Old Second Bancorp, Inc.	9,963	135,098
Origin Bancorp, Inc.	7,383	218,463
Pacific Premier Bancorp, Inc.	24,712	469,528
PacWest Bancorp	28,780	203,762
Park National Corp.	3,947	400,186
Pathward Financial, Inc.	6,297	285,191
Peapack-Gladstone Financial Corp.	3,758	87,824
Peoples Bancorp, Inc.	8,397	231,589
Pinnacle Financial Partners, Inc.	18,587	1,159,085
Popular, Inc.	17,797	1,157,517
Preferred Bank	2,171	129,326
Premier Financial Corp.	8,890	154,242
Prosperity Bancshares, Inc.	23,238	1,267,401
Provident Financial Services, Inc.	18,218	255,963
QCR Holdings, Inc.	3,997	189,658
Regions Financial Corp.	228,131	3,314,743
Renasant Corp.	13,653	332,997
Republic Bancorp, Inc. Class A	2,154	95,185
S&T Bancorp, Inc.	9,434	243,020
Sandy Spring Bancorp, Inc.	11,424	233,621
Seacoast Banking Corp. of Florida	20,294	410,142
ServisFirst Bancshares, Inc.	12,390	584,312

		Shares	Value

Simmons First National Corp. Class A		32,061	$ 455,587
SmartFinancial, Inc.		3,902	81,357
South Plains Financial, Inc.		3,196	85,717
Southern Missouri Bancorp, Inc.		2,548	103,067
Southside Bancshares, Inc.		7,327	195,631
SouthState Corp.		18,363	1,213,794
Stellar Bancorp, Inc.		10,239	222,596
Stock Yards Bancorp, Inc.		6,457	252,533
Synovus Financial Corp.		35,713	931,038
Texas Capital Bancshares, Inc. (a)		11,540	635,392
Tompkins Financial Corp.		3,149	157,702
Towne Bank		17,983	430,513
Trico Bancshares		7,743	250,486
Triumph Financial, Inc. (a)		5,165	321,521
Truist Financial Corp.		325,180	9,222,105
TrustCo Bank Corp.		4,098	104,622
Trustmark Corp.		13,852	278,564
UMB Financial Corp.		11,210	703,091
United Bankshares, Inc.		32,724	930,671
United Community Banks, Inc.		28,145	621,723
Univest Financial Corp.		8,081	134,629
Valley National Bancorp		106,870	831,449
Veritex Holdings, Inc.		12,848	221,243
WaFd, Inc.		16,339	403,247
Washington Trust Bancorp, Inc.		4,483	103,961
Webster Financial Corp.		42,501	1,613,763
WesBanco, Inc.		14,925	364,021
Westamerica BanCorp		7,079	334,412
Western Alliance Bancorp		25,455	1,046,200
Wintrust Financial Corp.		14,668	1,095,553
WSFS Financial Corp.		14,639	518,221
Zions Bancorp NA		36,054	1,112,266
			85,786,127
TOTAL BANKS	320,104,242
CAPITAL MARKETS – 22.3%
Asset Management & Custody Banks – 7.3%
Affiliated Managers Group, Inc.		9,003	1,105,208
Alti Global, Inc. (a)		4,952	31,049
Ameriprise Financial, Inc.		25,429	7,999,201
Ares Management Corp. Class A		39,300	3,874,587
Artisan Partners Asset Management, Inc. Class A		17,170	566,610
Assetmark Financial Holdings, Inc. (a)		5,835	139,515
Avantax, Inc. (a)		8,945	230,870
Bank of New York Mellon Corp.		190,809	8,109,383
BlackRock, Inc.		36,536	22,370,262
Blackstone, Inc.		172,794	15,957,526
Blue Owl Capital, Inc.		86,116	1,061,810
Brightsphere Investment Group, Inc.		8,534	133,642

Quarterly Report	3

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Carlyle Group, Inc.	53,482	$ 1,472,894
Cohen & Steers, Inc.	6,881	359,463
Diamond Hill Investment Group, Inc.	850	133,535
Federated Hermes, Inc.	21,077	668,141
Franklin Resources, Inc.	73,457	1,674,085
Hamilton Lane, Inc. Class A	7,836	659,164
Invesco Ltd.	84,578	1,096,977
Janus Henderson Group PLC	33,448	771,645
KKR & Co., Inc.	147,785	8,187,289
Northern Trust Corp.	50,937	3,357,258
P10, Inc. Class A	1,118	10,532
SEI Investments Co.	27,813	1,492,446
State Street Corp.	81,721	5,281,628
StepStone Group, Inc. Class A	13,198	373,503
T Rowe Price Group, Inc.	54,945	4,972,523
TPG, Inc.	13,531	373,997
Victory Capital Holdings, Inc. Class A	6,714	197,794
Virtus Investment Partners, Inc.	1,835	338,062
WisdomTree, Inc.	26,875	166,625
		93,167,224
Financial Exchanges & Data – 8.3%
Cboe Global Markets, Inc.	25,802	4,228,690
CME Group, Inc.	87,960	18,775,942
Coinbase Global, Inc. Class A (a)	41,035	3,164,619
Donnelley Financial Solutions, Inc. (a)	6,465	351,890
FactSet Research Systems, Inc.	9,314	4,022,623
Intercontinental Exchange, Inc.	139,549	14,993,145
MarketAxess Holdings, Inc.	9,162	1,958,378
Moody's Corp.	40,361	12,431,188
Morningstar, Inc.	6,353	1,608,834
MSCI, Inc.	19,573	9,229,648
Nasdaq, Inc.	84,002	4,166,499
Open Lending Corp. (a)	19,215	115,098
S&P Global, Inc.	80,269	28,038,764
Tradeweb Markets, Inc. Class A	26,535	2,388,415
		105,473,733
Investment Banking & Brokerage – 6.7%
B Riley Financial, Inc.	4,028	145,854
BGC Group, Inc. Class A	78,244	459,292
Charles Schwab Corp.	367,824	19,141,561
Evercore, Inc. Class A	8,944	1,164,330
Freedom Holding Corp. (a)	4,354	357,202
Goldman Sachs Group, Inc.	81,222	24,659,812
Houlihan Lokey, Inc.	12,341	1,240,517
Interactive Brokers Group, Inc. Class A	25,044	2,005,273
Jefferies Financial Group, Inc.	41,677	1,341,166
LPL Financial Holdings, Inc.	18,994	4,264,533

		Shares	Value

Moelis & Co. Class A		15,775	$ 656,871
Morgan Stanley		306,328	21,694,149
Perella Weinberg Partners		8,562	83,993
Piper Sandler Cos.		4,341	607,089
PJT Partners, Inc. Class A		5,792	453,861
Raymond James Financial, Inc.		49,200	4,695,648
Robinhood Markets, Inc. Class A (a)		105,402	963,374
Stifel Financial Corp.		26,328	1,500,696
StoneX Group, Inc. (a)		4,531	431,895
Virtu Financial, Inc. Class A		22,871	422,885
			86,290,001
TOTAL CAPITAL MARKETS	284,930,958
CONSUMER FINANCE – 3.9%
Consumer Finance – 3.9%
Ally Financial, Inc.		67,683	1,637,252
American Express Co.		154,534	22,566,600
Atlanticus Holdings Corp. (a)		1,174	34,351
Bread Financial Holdings, Inc.		3,086	83,415
Capital One Financial Corp.		93,159	9,436,075
Credit Acceptance Corp. (a)		1,582	636,644
Discover Financial Services		62,008	5,089,617
Encore Capital Group, Inc. (a)		5,929	223,405
Enova International, Inc. (a)		7,385	294,514
Ezcorp, Inc. Class A (a)		12,637	103,623
FirstCash Holdings, Inc.		9,588	1,044,325
Green Dot Corp. Class A (a)		11,604	129,733
LendingClub Corp. (a)		25,186	130,715
Navient Corp.		24,167	384,497
Nelnet, Inc. Class A		3,875	328,639
NerdWallet, Inc. Class A (a)		7,093	76,462
OneMain Holdings, Inc.		28,484	1,023,430
PRA Group, Inc. (a)		9,383	115,505
PROG Holdings, Inc. (a)		11,484	314,547
SLM Corp.		53,847	700,011
SoFi Technologies, Inc. (a)		218,657	1,650,860
Synchrony Financial		105,015	2,945,671
Upstart Holdings, Inc. (a)		17,341	416,704
World Acceptance Corp. (a)		847	83,531
TOTAL CONSUMER FINANCE	49,450,126
FINANCIAL SERVICES – 28.6%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.		8,281	228,224
Essent Group Ltd.		25,949	1,225,831
Federal Agricultural Mortgage Corp. Class C		2,236	332,180
Merchants Bancorp		3,951	118,095
MGIC Investment Corp.		70,803	1,192,323
Mr Cooper Group, Inc. (a)		15,734	889,443
NMI Holdings, Inc. Class A (a)		18,713	511,801
PennyMac Financial Services, Inc.		10,156	682,483
Radian Group, Inc.		39,036	989,172
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
Rocket Cos., Inc. Class A (a)	26,412	$ 195,185
TFS Financial Corp.	14,253	169,041
UWM Holdings Corp.	21,453	104,047
Walker & Dunlop, Inc.	7,740	501,552
		7,139,377
Data Processing & Outsourced Services – 0.0%
Cantaloupe, Inc. (a)	15,410	101,398
Diversified Financial Services – 0.9%
Apollo Global Management, Inc.	97,233	7,529,724
Equitable Holdings, Inc.	87,857	2,334,360
Jackson Financial, Inc. Class A	18,706	686,697
Voya Financial, Inc.	24,096	1,608,890
		12,159,671
Multi-Sector Holdings – 8.5%
Berkshire Hathaway, Inc. Class B (a)	317,090	108,232,330
Cannae Holdings, Inc. (a)	17,727	289,836
Compass Diversified Holdings	16,139	277,268
		108,799,434
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	4,842	131,121
Transaction & Payment Processing Services – 18.6%
Affirm Holdings, Inc. (a)	49,376	869,511
AvidXchange Holdings, Inc. (a)	37,747	326,134
Block, Inc. (a)	133,215	5,361,904
Cass Information Systems, Inc.	4,889	184,853
Euronet Worldwide, Inc. (a)	11,823	908,479
EVERTEC, Inc.	17,004	540,387
Fidelity National Information Services, Inc.	145,270	7,134,210
Fiserv, Inc. (a)	151,533	17,236,879
FleetCor Technologies, Inc. (a)	17,466	3,932,819
Flywire Corp. (a)	21,792	585,987
Global Payments, Inc.	64,294	6,829,309
I3 Verticals, Inc. Class A (a)	6,743	126,431
International Money Express, Inc. (a)	9,487	151,412
Jack Henry & Associates, Inc.	18,225	2,569,543
Marqeta, Inc. Class A (a)	97,132	502,172
Mastercard, Inc. Class A	207,198	77,978,967
NCR Atleos Corp. (a)	15,468	341,224
Paymentus Holdings, Inc. Class A (a)	4,785	69,670
Payoneer Global, Inc. (a)	67,190	389,030
PayPal Holdings, Inc. (a)	259,410	13,437,438
Remitly Global, Inc. (a)	30,775	828,771
Repay Holdings Corp. (a)	20,323	121,735
Shift4 Payments, Inc. Class A (a)	12,878	573,329
Toast, Inc. Class A (a)	76,071	1,216,375
Visa, Inc. Class A	396,119	93,127,577
Western Union Co.	44,097	497,855

		Shares	Value

WEX, Inc. (a)		10,539	$ 1,754,533
			237,596,534
TOTAL FINANCIAL SERVICES	365,927,535
INSURANCE – 18.9%
Insurance Brokers – 4.9%
Aon PLC Class A		49,849	15,423,281
Arthur J Gallagher & Co.		52,279	12,311,182
Brown & Brown, Inc.		58,827	4,083,770
BRP Group, Inc. Class A (a)		15,127	316,608
Goosehead Insurance, Inc. Class A (a)		5,266	341,606
Hagerty, Inc. Class A (a)		5,815	44,892
Hippo Holdings, Inc. (a)		2,875	20,700
Marsh & McLennan Cos., Inc.		120,839	22,917,116
Ryan Specialty Holdings, Inc. (a)		23,836	1,029,715
Willis Towers Watson PLC		26,351	6,215,937
			62,704,807
Life & Health Insurance – 3.4%
Aflac, Inc.		140,337	10,961,723
American Equity Investment Life Holding Co. (a)		15,296	810,076
Brighthouse Financial, Inc. (a)		15,656	709,217
CNO Financial Group, Inc.		28,869	669,183
F&G Annuities & Life, Inc.		4,203	128,990
Genworth Financial, Inc. Class A (a)		117,682	704,915
Globe Life, Inc.		22,013	2,561,433
Lincoln National Corp.		41,406	901,409
MetLife, Inc.		158,850	9,532,589
National Western Life Group, Inc. Class A		544	260,522
Oscar Health, Inc. Class A (a)		30,526	156,293
Primerica, Inc.		8,775	1,677,429
Principal Financial Group, Inc.		59,761	4,044,624
Prudential Financial, Inc.		89,643	8,196,956
Unum Group		48,246	2,359,229
			43,674,588
Multi-line Insurance – 1.5%
American International Group, Inc.		176,974	10,850,276
Assurant, Inc.		12,943	1,927,212
Hartford Financial Services Group, Inc.		75,764	5,564,866
Horace Mann Educators Corp.		10,908	346,111
			18,688,465
Property & Casualty Insurance – 8.3%
Allstate Corp.		64,171	8,222,230
Ambac Financial Group, Inc. (a)		12,179	147,731
American Financial Group, Inc.		17,851	1,952,185
AMERISAFE, Inc.		4,983	253,984
Arch Capital Group Ltd. (a)		90,875	7,877,045
Argo Group International Holdings Ltd.		8,200	244,688

Quarterly Report	5

Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Assured Guaranty Ltd.		14,070	$ 877,968
Axis Capital Holdings Ltd.		20,601	1,176,317
Chubb Ltd.		101,139	21,706,452
Cincinnati Financial Corp.		38,419	3,829,222
Donegal Group, Inc. Class A		5,776	81,557
Employers Holdings, Inc.		6,039	229,482
Erie Indemnity Co. Class A		6,192	1,710,168
Fidelity National Financial, Inc.		64,630	2,526,387
First American Financial Corp.		25,083	1,290,270
Hanover Insurance Group, Inc.		9,101	1,066,728
HCI Group, Inc.		1,414	83,384
James River Group Holdings Ltd.		9,076	124,795
Kemper Corp.		15,745	627,911
Kinsale Capital Group, Inc.		5,359	1,789,424
Lemonade, Inc. (a)		12,797	139,999
Loews Corp.		47,975	3,070,880
Markel Group, Inc. (a)		3,067	4,510,085
MBIA, Inc. (a)		11,507	79,168
Mercury General Corp.		6,944	214,431
Old Republic International Corp.		69,380	1,899,624
Palomar Holdings, Inc. (a)		6,030	301,982
ProAssurance Corp.		12,972	220,524
Progressive Corp.		143,065	22,617,146
RLI Corp.		10,034	1,336,930
Safety Insurance Group, Inc.		3,885	292,035
Selective Insurance Group, Inc.		14,768	1,537,496
Skyward Specialty Insurance Group, Inc. (a)		3,218	90,587
Stewart Information Services Corp.		7,011	306,170
Tiptree, Inc.		5,781	87,351
Travelers Cos., Inc.		56,440	9,450,314
Trupanion, Inc. (a)		8,868	182,681
United Fire Group, Inc.		5,379	108,333
Universal Insurance Holdings, Inc.		6,325	99,050
W R Berkley Corp.		51,210	3,452,578
White Mountains Insurance Group Ltd.		628	898,511
			106,713,803
Reinsurance – 0.8%
Enstar Group Ltd. (a)		2,694	638,397
Everest Group Ltd.		10,482	4,146,889
Reinsurance Group of America, Inc.		16,431	2,455,942
RenaissanceRe Holdings Ltd.		12,430	2,729,504
SiriusPoint Ltd. (a)		20,623	203,136
			10,173,868
TOTAL INSURANCE	241,955,531
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.9%
Mortgage REITs – 0.9%
AGNC Investment Corp.		142,941	1,054,904

		Shares	Value

Annaly Capital Management, Inc.		123,169	$ 1,922,668
Apollo Commercial Real Estate Finance, Inc.		33,459	333,252
Arbor Realty Trust, Inc.		42,371	534,298
Ares Commercial Real Estate Corp.		13,282	121,796
Blackstone Mortgage Trust, Inc. Class A		41,301	823,955
BrightSpire Capital, Inc.		32,988	186,712
Chimera Investment Corp.		56,277	270,130
Claros Mortgage Trust, Inc.		27,755	289,485
Dynex Capital, Inc.		13,697	137,518
Ellington Financial, Inc.		14,303	172,065
Franklin BSP Realty Trust, Inc.		19,895	250,876
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		26,183	448,777
Invesco Mortgage Capital, Inc.		9,916	67,726
KKR Real Estate Finance Trust, Inc.		15,927	166,278
Ladder Capital Corp.		28,534	288,479
MFA Financial, Inc.		24,666	219,281
New York Mortgage Trust, Inc.		21,609	168,334
PennyMac Mortgage Investment Trust		20,422	258,338
Ready Capital Corp.		41,400	390,402
Redwood Trust, Inc.		27,123	170,332
Rithm Capital Corp.		118,473	1,105,353
Starwood Property Trust, Inc.		77,338	1,372,749
TPG RE Finance Trust, Inc.		14,776	81,416
Two Harbors Investment Corp.		25,219	292,793
			11,127,917
Unknown G4 – 0.0%
ARMOUR Residential REIT, Inc.		9,388	136,783
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	11,264,700
TOTAL COMMON STOCKS (Cost $1,271,770,023)			1,273,633,092
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.25% (b) (Cost $2,049,000)		2,049,000	2,049,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,273,819,023)	1,275,682,092
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,367,107
NET ASSETS – 100.0%	$ 1,277,049,199

6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $186,250 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	27	December 2023	2,702,363	(100,806)	(100,806)
CME E-mini Russell 2000 Index Contracts (United States)	5	December 2023	417,100	(26,399)	(26,399)
Total Equity Index Contracts					$(127,205)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	7

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
8	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	9